Document and Entity Information	Jul. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40856
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Central Index Key	0001855457
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3078783
Entity Address, Address Line One	1155 Perimeter Center West
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	877
Local Phone Number	710-5673
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	KORE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false